CAPITAL DISCLOSURE AND MANAGEMENT	12 Months Ended
Nov. 30, 2021
CAPITAL DISCLOSURE AND MANAGEMENT

26.  CAPITAL DISCLOSURE AND MANAGEMENT

The Company defines its capital as components of shareholders’ equity. The Company’s objective when managing capital is to safeguard the Company’s ability to continue as a going concern. The Company manages its capital structure to maximize its financial flexibility making adjustments to it in response to changes in economic conditions and the risk characteristics of the underlying assets and business opportunities. The Company does not presently utilize any quantitative measures to monitor its capital. There were no changes to the Company’s capital management during the year. The Company is not subject to externally imposed capital requirements.